Borrowings (Details)		12 Months Ended
	Sep. 24, 2020 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 USD ($)
Borrowings [Line Items]
Private investors face value	$ 1
Bonds issued	50,000,000
Proceeds of the bonds	186,000,000
Bonds transaction costs	4,000,000
Transferred construction amount		$ 85,000,000
Semi-annual payments		7,000,000
Bonds repayment amount		$ 144,000,000
Bonds interest rate		8.50%
Assessed value		$ 2,260,336				$ 5,610,000
Equity ratio		25.00%
Loan facility | د.إ				د.إ 8,730,000
Facility carries interest		4.00%
EIBOR Interest		6.50%
Total mortgage (in Dirhams) | د.إ					د.إ 13,000,000
Term Loan [Member]
Borrowings [Line Items]
Loan facility			$ 2,376,804
Senior Secured Bonds [Member]
Borrowings [Line Items]
Senior secured bonds	$ 200,000,000
Bonds [Member]
Borrowings [Line Items]
Issue price (in Dollars per share) | $ / shares	$ 0.95